Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Operating loss carry forward		$ 16,500
Operating loss carryforward expiration date		2037	2037
Corporate tax rate				21.00%
Current income tax expenses benefit	$ 6,900	$ 14,900
Unrecognized uncertain tax positions	0		$ 0		$ 0
Cumulative income tax benefit	$ 56,000